Share-Based Payments - Model Inputs for Performance Rights Granted (Detail) - Equity incentive plan [member] - Performance rights [member]	12 Months Ended
Jun. 30, 2016 $ / shares
Performance Rights Grant Date One [member]
Disclosure of other equity instruments [line items]
Grant date	August 5, 2015
Barrier price	CAGR 20% per annum over measurement period
Share price at grant date	$ 0.047
Expected price volatility of the Company's shares	120.00%
Expected dividend yield
Risk-free interest rate	2.12%
Performance Rights Grant Date One [member] | Share-Based Payment Arrangement Tranche One [member]
Disclosure of other equity instruments [line items]
Measurement period - tranche 1	August 5, 2015 to October 2, 2017
Performance Rights Grant Date One [member] | Share-Based Payment ArrangementTranche Two [member]
Disclosure of other equity instruments [line items]
Measurement period - tranche 1	August 5, 2015 to October 2, 2018
Performance Rights Grant Date Two [member]
Disclosure of other equity instruments [line items]
Grant date	October 1, 2015
Barrier price	CAGR 20% per annum over measurement period
Share price at grant date	$ 0.058
Expected price volatility of the Company's shares	120.00%
Expected dividend yield
Risk-free interest rate	1.94%
Performance Rights Grant Date Two [member] | Share-Based Payment Arrangement Tranche One [member]
Disclosure of other equity instruments [line items]
Measurement period - tranche 1	October 1, 2015 to October 2, 2017
Performance Rights Grant Date Two [member] | Share-Based Payment ArrangementTranche Two [member]
Disclosure of other equity instruments [line items]
Measurement period - tranche 1	October 1, 2015 to October 2, 2018